Business combinations	18 Months Ended
Oct. 31, 2018
Business combinations [Abstract]
Business combinations
39 Business combinations

Summary of acquisitions

							Consideration
	Carrying value at acquisition		Fair value adjustments		Goodwill		Shares		Cash		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business		(2,487,916)		4,143,712		4,858,374		6,514,170		-		6,514,170
COBOL-IT		(2,952)		14,026		5,588		-		16,662		16,662
		(2,490,868)		4,157,738		4,863,962		6,514,170		16,662		6,530,832

Acquisitions in the 12 months ended April 30, 2017:
Serena Software Inc.		147,260		(249,306)		379,669		-		277,623		277,623
GWAVA Inc.		618		3,062		12,767		-		16,447		16,447
OpenATTIC		-		4,991		-		-		4,991		4,991
OpenStack		-		-		-		-		-		-
		147,878		(241,253)		392,436		-		299,061		299,061

Acquisitions in the 12 months ended April 30, 2016:
Authasas BV		1,110		10		8,840		-		9,960		9,960
		(2,341,880)		3,916,495		5,265,238		6,514,170		325,683		6,839,853

Acquisitions in the 18 months ended October 31, 2018:

1          Acquisition of HPE Software business

On September 1, 2017, the Company completed the acquisition of HPE's software business ("HPE Software") by way of merger with a wholly owned subsidiary of HPE incorporated to hold the business of HPE Software in accordance with the terms of the previously announced Merger agreement ("Completion"). Accordingly, on Admission, American Depositary Shares representing 222,166,897 Consideration Shares were issued to HPE Shareholders, representing 50.1% of the fully diluted share capital of the Company. The fair value of the ordinary shares issued was based on the listed share price of the Company as of August 31, 2017 of $6.5 billion. The costs of acquiring the HPE Software business of $70.1m are included in exceptional items (note 4) and include costs relating to due diligence work, legal work on the acquisition agreement and professional advisors on the transaction.

There was judgment used in identifying who the accounting acquirer was in the acquisition of the HPE Software business, as the resulting shareholdings were not definitive to identify the entity which obtains control in the Transaction. The Group considered the other factors laid down in IFRS, such as the composition of the governing body of the combined entity, composition of senior management of the combined entity, the entity that issued equity interest, terms of exchange of equity interests, the entity which initiated the combination, relative size of each entity, the existence of a large minority voting interest in the combined entity and other factors (e.g. location of headquarters of the combined entity and, entity name). The conclusion of this assessment is that the Company is the accounting acquirer of the HPE Software business, and the acquisition accounting, as set out below, has been performed on this basis.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value Adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets (note 11) [1]		72,825		6,467,000		6,539,825
Property, plant and equipment (note 12)		160,118		-		160,118
Other non-current assets		41,929		-		41,929
Inventories		185		-		185
Trade and other receivables		721,009		-		721,009
Current tax recoverable		496		-		496
Cash and cash equivalents		320,729		-		320,729
Trade and other payables		(686,855)		1,616		(685,239)
Current tax liabilities		(9,942)		-		(9,942)
Borrowings		(2,547,604)		-		(2,547,604)
Short-term provisions		(30,182)		-		(30,182)
Short-term deferred income (note 24) [2]		(701,169)		58,004		(643,165)
Long-term deferred income (note 25) [2]		(116,858)		8,652		(108,206)
Long-term provisions (note 26)		(38,983)		-		(38,983)
Retirement benefit obligations (note 27)		(71,445)		-		(71,445)
Other non-current liabilities		(52,421)		12,145		(40,276)
Deferred tax liabilities [3]		450,252		(2,403,705)		(1,953,453)
Net (liabilities)/assets		(2,487,916)		4,143,712		1,655,796
Goodwill (note 10)		-				4,858,374
Consideration						6,514,170

Consideration satisfied by:
Shares						6,514,170

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $4,858.4m has been capitalized. The Group made a repayment of working capital in respect of the HPE Software business acquisition of $225.8m in the period.

Trade and other receivables are net of a provision for impairment of trade receivables of $21.5m.

A fair value review has been carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

The fair value adjustments include:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of the HPE Software business;

[2]	Deferred income has been valued taking account of the remaining performance obligations;
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):

	Fair value
	$	’000
Technology		1,809,000
Customer relationships		4,480,000
Trade names		163,000
Leases		15,000
		6,467,000

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

As a consequence of the HPE Software business transaction, the Group is subject to potentially significant restrictions relating to tax issues that could limit the Group’s ability to undertake certain corporate actions (such as the issuance of Micro Focus shares or Micro Focus ADSs or the undertaking of a merger or consolidation) that otherwise could be advantageous to the Group. The Group is obliged to indemnify HPE for tax liabilities relating to the separation of the HPE Software business from HPE if such liabilities are triggered by actions taken by the Group. The Group has robust procedures in place, including ongoing consultation with its tax advisors, to ensure no such triggering actions are taken.

The impact of the results of the HPE Software business acquisition has not been separately disclosed in these Financial Statements as it is not practical to do so as it has been integrated into the Micro Focus Product Portfolio segment.

2          Acquisition of COBOL-IT, SAS

On December 1, 2017, the Group completed on the acquisition of COBOL-IT SAS (“COBOL-IT”). COBOL-IT is in the business of designing, editing and commercialization of software, IT devices and related services.

Consideration of $16.7m consists of completion payment of Euro 11.3m, retention amounts of Euro 2.7m payable at a later date, working capital adjustments and net cash adjustments. The Group has not presented the full IFRS 3 “Business Combinations” disclosures as this acquisition is not material to the Group.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. The fair value review was finalized in the 12-month hindsight period following completion, which ended on November 30, 2018. Goodwill of $5.6m (note 14), deferred tax liabilities of $3.9m and purchased intangibles of $14.0m (note 15) (Purchased Technology $1.5m, Customer relationships $12.3m and Trade names $0.2m) and cash of $1.0m were recorded as a result of the COBOL-IT acquisition and no hindsight adjustments were identified.

3          Acquisition of Covertix

On 15 May 2018, the Group entered into an Asset Purchase Agreement (“the agreement”) to acquire certain assets of Covertix, an Israeli company that had entered voluntary liquidation in April 2018. Covertix used their patented solutions to develop and sell security products that offered control and protection of confidential files when shared with both internal and external parties. Prior to entering liquidation Covertix had offices in Israel and the US, with partners in the Netherlands and Singapore.

Under the agreement, the Group paid $2.5 million in cash to acquire certain equipment, patents, licence rights under certain agreements, and seven employees all involved in R&D activities. The purchase completed on July 26, 2018.

Under IFRS 3, the Covertix Ltd. acquisition is considered to be a business combination, however due to the immaterial amount of the transaction, the assets acquired have been recorded at cost and are being amortized over their useful lives within the ledgers of the acquiring entities. The Company did not create a new subsidiary for Covertix and no goodwill has been recorded.

Acquisitions in the year ended April 30, 2017:

1          Acquisition of Serena Software Inc.

On May 2, 2016, the Group acquired the entire share capital of Spartacus Acquisition Holdings Corp. the holding company of Serena Software Inc. (“Serena”) and its subsidiaries for $277.6m, payable in cash at completion. The Group then repaid the outstanding Serena bank borrowings of $316.7m as at May 2, 2016, making the total cash outflow for the Group of $528.5m, net of cash acquired of $65.8m. The transaction costs for the Serena acquisition were $0.9m ($0.5m was incurred in the 12 months ended April 30, 2016).

The acquisition is highly consistent with the Group’s established acquisition strategy and focus on the efficient management of mature infrastructure software products.

Serena is a leading provider of enterprise software focused on providing Application Lifecycle Management products for both mainframe and distributed systems. Whilst Serena is headquartered in San Mateo, California the operations are effectively managed from offices in Hillsboro, Oregon and St. Albans in the United Kingdom. It operates in a further 10 countries. The Serena Group’s customers are typically highly regulated large enterprises, across a variety of sectors including banking, insurance, telco, manufacturing and retail, healthcare and government.

Serena was integrated into the Micro Focus Product Portfolio and the revenues reported in the Development and IT Operations Management Tools sub-portfolio.

The transaction was funded through the Group’s existing cash resources together with additional debt and equity finance arranged through Barclays, HSBC, the Royal Bank of Scotland and Numis Securities. On May 2, 2016, the Group’s existing revolving credit facility was extended from $225m to $375m and the Group raised approximately £158.2m (approximately $225.7m) through a Placing underwritten by Numis Securities incurring $3.0m of costs associated with the Placing in March 2016.

A fair value review was carried out and finalized on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Goodwill		462,400		(462,400)		-
Intangible assets - purchased [1]		-		317,700		317,700
Intangible assets - other		79		-		79
Property, plant and equipment		1,927		-		1,927
Other non-current assets		167		-		167
Deferred tax asset		15,347		-		15,347
Trade and other receivables		27,362		-		27,362
Cash and cash equivalent		65,784		-		65,784
Borrowings – short-term		(27,712)		-		(27,712)
Trade and other payables		(11,766)		-		(11,766)
Provisions – short-term		(4,045)		-		(4,045)
Current tax liabilities		(3,173)		-		(3,173)
Deferred income – short-term [2]		(72,217)		3,761		(68,456)
Deferred income – long-term [2]		(14,853)		798		(14,055)
Borrowings – long-term		(288,938)		-		(288,938)
Other non-current liabilities		(717)		-		(717)
Deferred tax liabilities [3]		(2,385)		(109,165)		(111,550)
Net assets /(liabilities)		147,260		(249,306)		(102,046)
Goodwill (note 10)						379,669
Consideration						277,623

Consideration satisfied by:
Cash						277,623

The fair value adjustments relate to:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):

	Fair value
	$	’000
Technology		86,100
Customer relationships		210,200
Trade names		21,400
		317,700

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $379.7m has been capitalized.

2          Acquisition of GWAVA Inc.

On 30 September 2016, the Group acquired the entire share capital of GWAVA Inc. (“GWAVA”) and its subsidiaries for $16.4m, payable in cash at completion. The transaction costs for the GWAVA acquisition were $1.5m.

The acquisition is highly consistent with the Group’s established acquisition strategy and focus on the efficient management of mature infrastructure software products.

GWAVA is a leading company in email security and enterprise information archiving (“EIA”). GWAVA has approximately 90 employees, based in the US, Canada and Germany. More than a million users across 60 countries rely on its products in over 3,000 customer organizations, supported by GWAVA’s global team, with a further 1,000 GWAVA business partners collaborating closely to ensure successful customer solutions. In addition to GWAVA’s award winning EIA product Retain, GWAVA has a full suite of products to protect, optimize, secure and ensure compliance for customers running Micro Focus GroupWise.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets - purchased [1]		-		5,330		5,330
Intangible assets - other 2		1,180		(1,180)		-
Property, plant and equipment		195		-		195
Trade and other receivables		3,096		-		3,096
Cash and cash equivalent		2,389		-		2,389
Trade and other payables		(1,331)		-		(1,331)
Deferred income – short-term [3]		(4,094)		324		(3,770)
Deferred income – long-term		(817)		-		(817)
Deferred tax liabilities [4]		-		(1,412)		(1,412)
Net assets		618		3,062		3,680
Goodwill (note 10)						12,767
Consideration						16,447

Consideration satisfied by:
Cash						16,447

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;

[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 10):

	Fair value
	$	’000
Technology		4,075
Customer relationships		544
Trade names		711
		5,330

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $12.8m has been capitalized.

3          Acquisition of OpenATTIC

On November 1, 2016, the Group acquired the OpenATTIC storage management technology and engineering talent from the company it-novum GmbH for a cash consideration of 4.7m Euros ($5.0m). The OpenATTIC technology aligns perfectly with SUSE’s strategy to provide open source, software defined infrastructure solutions for the enterprise and will strengthen SUSE Enterprise Storage solution by adding enterprise grade storage management capabilities to the portfolio. The transaction costs for the OpenATTIC acquisition were $1.2m. OpenATTIC will be included in the Group’s SUSE business disposal (note 19).

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets – purchased technology		-		4,991		4,991
Net assets		-		4,991		4,991
Goodwill						-
Consideration						4,991

Consideration satisfied by:
Cash						4,991

4          Acquisition of OpenStack

During the year ended April 30, 2017, the Group acquired purchased technology and talent from HPE for $nil consideration that will expand SUSE’s OpenStack Infrastructure-as-a-Service (“IaaS”) solution and accelerate SUSE’s entry into the growing Cloud Foundry Platform-as-a-Service (“PaaS”) market, subject to regulatory clearances. The last regulatory clearance was received on March 8, 2017 and the deal was completed then. OpenStack will be included in the Group’s SUSE business disposal (note 19).

The acquired OpenStack technology assets were integrated into SUSE OpenStack Cloud and the acquired Cloud Foundry and PaaS assets will enable SUSE in the future to bring to market a certified, enterprise-ready SUSE Cloud Foundry PaaS solution for all customers and partners in the SUSE ecosystem. Additionally, SUSE has increased engagement with the Cloud Foundry Foundation, becoming a platinum member and taking a seat on the Cloud Foundry Foundation Board.

As part of the transaction, HPE has named SUSE as its preferred open source partner for Linux, OpenStack IaaS and Cloud Foundry PaaS. HPE’s choice of SUSE as their preferred open source partner further cements SUSE’s reputation for delivering high-quality, enterprise-grade open source solutions and services.

Acquisitions in the year ended April 30, 2016

Acquisition of Authasas BV

On July 17, 2015, the Group acquired the entire share capital of Authasas BV, a company registered in The Hague, the Netherlands. The activities of Authasas BV mainly consist of the developing, producing and publishing/selling of authentication software. The consideration was $10.0m and was satisfied using Micro Focus’ existing bank facilities. The acquisition costs incurred of $0.5m were expensed as exceptional items through administrative expenses in the consolidated statement of comprehensive income for the year ended April 30, 2016.

A fair value review was carried out and finalized on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition		Fair value adjustments		Fair value
	$	’000	$	’000	$	’000
Intangible assets - purchased [1]		-		3,356		3,356
Intangible assets - other [2]		1,973		(1,973)		-
Property, plant and equipment		14		-		14
Inventory		11		-		11
Deferred tax asset [3]		339		(339)		-
Trade and other receivables		463		-		463
Cash and cash equivalent		106		-		106
Trade and other payables [4]		(1,796)		(68)		(1,864)
Deferred tax liabilities [5]		-		(966)		(966)
Net assets		1,110		10		1,120
Goodwill						8,840
Consideration						9,960

Consideration satisfied by:
Cash						9,960

The fair value adjustments relate to:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Authasas BV;

[2]	Other intangible assets relating to product development costs have been written down to nil;
[3]	The deferred tax asset on acquisition has been written down to nil;
[4]	Deferred income has been valued taking account of the remaining performance obligations;
[5]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows :

	Fair value
	$	’000
Technology		2,545
Customer relationships		811
		3,356

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business. The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $8.8m has been capitalized. From the date of acquisition, July 17, 2015, to April 30, 2016, the acquisition contributed $0.1m to revenue.